Annual Fund Operating Expenses - DWS RREEF Global Infrastructure Fund	May 01, 2021
Class A
Operating Expenses:
Management fee	0.90%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.26%
Total annual fund operating expenses	1.40%
Fee waiver/expense reimbursement	0.05%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.35%
Class T
Operating Expenses:
Management fee	0.90%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.25%
Total annual fund operating expenses	1.40%
Fee waiver/expense reimbursement	0.05%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.35%
Class C
Operating Expenses:
Management fee	0.90%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.26%
Total annual fund operating expenses	2.16%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	2.10%
Class R6
Operating Expenses:
Management fee	0.90%
Distribution/service (12b-1) fees	none
Other expenses	0.16%
Total annual fund operating expenses	1.06%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	1.06%
INST Class
Operating Expenses:
Management fee	0.90%
Distribution/service (12b-1) fees	none
Other expenses	0.24%
Total annual fund operating expenses	1.14%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.10%
Class S
Operating Expenses:
Management fee	0.90%
Distribution/service (12b-1) fees	none
Other expenses	0.31%
Total annual fund operating expenses	1.21%
Fee waiver/expense reimbursement	0.01%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.20%